UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-03700

The Dreyfus/Laurel Tax Free Municipal Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	6/30

Date of reporting period:	3/31/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Basic California Municipal Money Market Fund
Statement of Investments
March 31, 2005 (Unaudited)

	Principal
Tax Exempt Investments-101.8%	Amount ($)		Value ($)

Abag Finance Authority for Nonpofit Corporations
COP, Refunding, VRDN (American Baptist Homes)
2.28% (LOC; U.S. Bank N.A.)	740,000	a	740,000
Alameda County Industrial Development Authority
Industrial Revenue, VRDN (United Manufacturing Project)
2.29% (LOC; Wells Fargo)	1,000,000	a	1,000,000
Bay Area Governments Association, Transit Revenue
3.50%, 6/15/2005 (Insured; AMBAC)	420,000		421,659
City of Big Bear Lake, Industrial Revenue, VRDN
Southwest Gas Corp. Project) 2.33% (LOC; KBC Bank)	5,400,000	a	5,400,000
State of California, GO Notes:
RAN 3%, 6/30/2005	1,200,000		1,203,697
VRDN:
2.23% (LOC: Bank of America, Helaba and Scotia Bank)	1,200,000	a	1,200,000
(Kindergarten University):
2.25%, Series A-1 (LOC: California State Teachers
Retiremant and Citigroup Inc.)	300,000	a	300,000
2.25%, Series B-1 (LOC: Citigroup Inc., National
Australia Bank and State Street Bank and Trust)	1,800,000	a	1,800,000
2.25%, Series B-3 (LOC: Citigroup Inc., National
Australia Bank and State Street Bank and Trust)	500,000	a	500,000
California Economic Recovery, Sales Tax Revenue, VRDN
2.23% (LOC; Bank of Nova Scotia)	4,000,000	a	4,000,000
California Infrastructure and Economic Development Bank, Revenue:
CP (Salvation Army West) 2.10%, 8/9/2005
(LOC; Bank of America)	600,000		600,000
(J Paul Getty Trust) 2.25%, 2/2/2006	2,200,000		2,200,000
California Pollution Control Financing Authority, PCR
Refunding, VRDN (Pacific Gas and Electric Corp.)
2.30% (LOC; Bank One)	5,200,000	a	5,200,000
California State Department of Water Resources
Power Supply Revenue, VRDN
2.28% (LOC; State Street Bank and Trust)	1,300,000	a	1,300,000
California Statewide Communities Development Authority, VRDN:
(Chevron USA Inc. Project):
PCR, Refunding 2.25%	900,000	a	900,000
SWDR 2.30%	1,900,000	a	1,900,000
Private Schools Revenue (St. Mary and All Angels
School) 2.33% (LOC; Allied Irish Bank)	1,300,000	a	1,300,000
Charter Mac Low Floater Certificates Trust I, VRDN
2.30% (Insured; MBIA and LOC: Bank of America,
Bayerische Landesbank, Dexia Credit Locale, KBC Bank,
Landesbank Baden-Wuerttemberg, Lloyds TSB Bank PLC
and State Street Bank and Trust)	4,000,000	a	4,000,000
City of Concord, MFMR, VRDN (Arcadian)
2.23% (Insured; FNMA)	1,150,000	a	1,150,000
CSUCI Financing Authority, College and University Revenue
1.60%, 8/1/2005 (LOC; Citigroup Inc.)	900,000		900,000
City of Fremont, GO Notes, TRAN 3%, 10/6/2005	1,600,000		1,611,437
Grant Joint Union High School District, COP, VRDN
Bridge Funding Program 2.23% (Insured; FSA and
Liquidity Facility; Dexia Credit Locale)	900,000	a	900,000

City of Irvine, Revenue, VRDN
(1915 Assessment District Number 97-17)
2.28% (LOC; State Street Bank and Trust)	2,800,000	a	2,800,000
Irvine Unified School District, Special Tax Revenue, VRDN
(Community Facilities District Number 01-1)
2.28% (LOC; Bank of New York and California State
Teachers Retirement)	1,675,000	a	1,675,000
City of Los Angeles
Waste Water Systems Revenue, Refunding
2.15%, 12/15/2005 (Insured; FGIC and
Liquidity Facility; FGIC)	1,000,000		1,000,000
Los Angeles Community Redevelopment Agency, MFHR
VRDN (Rental Academy Village Apartments)
2.28% (Insured; FNMA and Liquidity Facility; FNMA)	2,500,000	a	2,500,000
Los Angeles Municpal Improvement Corporation
LR, CP 1.96%, 5/3/2005 (LOC; Bank of America)	2,500,000		2,500,000
Los Angeles Unified School District
GO Notes, TRAN 3%, 9/1/2005	500,000		503,117
Metropolitan Water District of Southern California:
Water Works Revenue, VRDN:
2.23% (Liquidity Facility; Landesbank
Hessen-Thueringen Girozentrale)	1,400,000	a	1,400,000
2.61% (Liquidity Facility; Bayerische
Hypo-Und Vereinsbank)	800,000	a	800,000
City of Oakland, COP, VRDN (Capital Equipment Project)
2.28% (LOC; Landesbank Hessen-Thueringen Girozentrale)	2,600,000	a	2,600,000
Orange County, Apartment Development Revenue
Refunding, VRDN (Aliso Creek Project)
2.20% (LOC; FHLMC)	3,100,000	a	3,100,000
Riverside County Housing Authority, MFMR
Refunding, VRDN (Mountain View Apartments)
2.09% (LOC: FHLB and Redlands Federal
Savings and Loans)	650,000	a	650,000
Sacramento County Sanitation District Financing Authority
Sewer Revenue, VRDN 2.28% (LOC; Bank of America)	1,300,000	a	1,300,000
San Diego Housing Authority, MFHR, Refunding, VRDN
(Paseo) 2.23% (LOC; FHLMC)	2,500,000	a	2,500,000
San Francisco City and County Finance Corporation
LR, VRDN (Moscone Center Expansion Project)
2.28% (Insured; AMBAC and Liquidity Facility: JPMorgan
Chase Bank and State Street Bank and Trust Co.)	3,200,000	a	3,200,000
City of Stockton, MFHR, VRDN
(Mariners Pointe Association)
2.30% (LOC; Credit Suisse Group)	2,400,000	a	2,400,000
Southern California Public Power Authority, Transmision Power
Revenue, Refunding, VRDN (Southern Transmission Project)
2.23% (Insured; FSA and Liquidity Facility; Dexia Credit
Locale)	5,000,000	a	5,000,000
City of Union City, MFHR, Refunding, VRDN
(Mission Sierra) 2.30% (Insured; FNMA)	1,200,000	a	1,200,000
Ventura County Public Financing Authority, LR, CP
1.93%, 4/7/2005 (LOC; Scotia Bank)	1,500,000		1,500,000

Total Investments (cost $75,154,910)	101.8%		75,154,910

Liabilities, Less Cash and Receivables	(1.8%)		(1,319,672)

Net Assets	100.0%		73,835,238

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corporation	LR	Lease Revenue
COP	Certificate of Participation	MBIA	Municipal Bond Investors Assurance
CP	Commercial Paper		Insurance Corporation
FGIC	Financial Guaranty Insurance Company	MFHR	Multi-Family Housing Revenue
FHLB	Federal Home Loan Bank	MFMR	Multi-Family Mortgage Revenue
FHLMC	Federal Home Loan Mortgage Corporation	PCR	Pollution Control Revenue
FNMA	Federal National Mortgage Association	RAN Revenue Anticipation Notes
FSA	Financial Security Assurance	VRDN Variable Rate Demand Notes
GO	General Obligation	SWDR Solid Waste Disposal Revenue
LOC	Letter of Credit	TRAN Tax and Revenue Anticipation Notes

Summary of Combined Ratings
Fitch	or	Moody's	or	Standard & Poor's	Value (%)*

F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	99.4
AAA, AA, A b		Aaa, Aa, A b		AAA, AA, A b	0.6

					100.0

*	Based on total investments.
a	Securities payable on demand. Variable interest rate-subject to periodic change.
b	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Basic Massachusetts Municipal Money Market Fund
Statement of Investments
March 31, 2005 (Unaudited)

	Principal
Tax Exempt Investments--99.7%	Amount ($)		Value ($)

Canton Housing Authority, MFHR, Refunding, VRDN
(Canton Arboretum Apartments)
2.25% (Insured; FNMA)	6,665,000	a	6,665,000
Dedham, GO Notes, BAN 2.50%, 6/1/2005	1,300,000		1,301,921
Duxbury, GO Notes, BAN 3.25%, 1/13/2006	3,000,000		3,023,062
Marion, GO Notes, BAN 2.50%, 7/15/2005	3,418,971		3,424,069
State of Massachusetts, GO Notes, Refunding, VRDN:
2.23% (Liquidity Facility; Landesbank Hessen
Thuringen Girozentrale)	2,200,000	a	2,200,000
2.30% (Liquidity Facility; Landesbank Hessen
Thuringen Girozentrale)	2,600,000	a	2,600,000
Massachusetts Bay Transportation Authority
General Transportation Systems, GO Notes, VRDN
2.25% (Liquidity Facility; WestLB AG)	6,000,000	a	6,000,000
Massachusetts Development Finance Agency:
CP, EDR:
2.02%, 5/2/2005 (LOC; Bank of America)	2,452,000		2,452,000
2.25%, 8/30/2005 (LOC; Wachovia Bank)	2,000,000		2,000,000
VRDN:
College and University Revenue, Refunding
(Smith College) 2.26%	5,900,000	a	5,900,000
Private Schools Revenue:
(Dexter School Project)
2.28% (Insured; MBIA and Liquidity Facility;
Wachovia Bank)	1,000,000	a	1,000,000
(Meadowbrook School)
2.28% (LOC; Allied Irish Banks)	1,500,000	a	1,500,000
(Worcester Academy)
2.31% (LOC; Allied Irish Banks)	3,000,000	a	3,000,000
SWDR (Newark Group Project)
2.34% (LOC; JPMorgan Chase Bank)	1,000,000	a	1,000,000
Massachusetts Health and Educational Facilities Authority:
College and University Revenue:
(Williams College) 1.05%, 4/1/2005	5,000,000		5,000,000
VRDN:
College and University Revenue:
(Amherst College) 2.18%	1,500,000	a	1,500,000
(Berklee College of Music) 2.19% (Insured; MBIA
and Liquidity Facility; Credit Suisse)	100,000	a	100,000
(Boston University) 2.22%
(LOC; State Street Bank and Trust Co.)	3,700,000	a	3,700,000
(Emmanuel College) 2.28% (LOC; Allied Irish Banks)	4,900,000	a	4,900,000
(Harvard University):
2.20%, Series BB	1,500,000	a	1,500,000
2.20%, Series GG	1,400,000	a	1,400,000
2.20%, Series R	2,800,000	a	2,800,000
(Massachusetts Institute of Technology) 2.15%	5,200,000	a	5,200,000
(University of Massachusetts) 2.20%
(LOC; Dexia Credit Locale)	3,200,000	a	3,200,000

Health Care Facilities Revenue:
(Hallmark Health Systems)
2.28% (Insured; FSA and Liquidity Facility;
Bank of America)	2,800,000	a	2,800,000
(Newton Wellesley Hospital)
2.19% (Insured; MBIA and Liquidity Facility; Helaba)	100,000	a	100,000
(Partners Healthcare Systems):
2.23% (Insured; FSA and Liquidity Facility:
Bayerische Landesbank and JPMorgan
Chase Bank)	7,000,000	a	7,000,000
2.28% (Insured; FSA and Liquidity Facility:
Bayerische Landesbank and JPMorgan
Chase Bank)	2,000,000	a	2,000,000
Refunding (Fairview Extended Credit Services)
2.29% (LOC; Bank of America)	1,895,000	a	1,895,000
(Wellesley College) 2.15%	5,075,000	a	5,075,000
Revenue:
Capital Asset Program:
2.24%, Series D (Insured; MBIA and Liquidity Facility;
State Street Bank and Trust Co.)	3,500,000	a	3,500,000
2.25%, Series M (LOC; Royal Bank of Scotland)	2,000,000	a	2,000,000
2.29%, Series B (Insured; MBIA and Liquidity Facility;
State Street Bank and Trust Co.)	800,000	a	800,000
2.29%, Series C (Insured; MBIA and Liquidity Facility;
State Street Bank and Trust Co.)	2,000,000	a	2,000,000
2.30%, Series E (LOC; Bank of America)	1,700,000	a	1,700,000
(Essex Museum) 2.25%
(LOC; Royal Bank of Scotland)	9,825,000	a	9,825,000
Massachusetts Housing Finance Agency, Housing Revenue
VRDN 2.25% (Insured; FSA and Liquidity Facility; Dexia
Credit Locale)	1,200,000	a	1,200,000
Massachusetts Industrial Finance Agency, VRDN:
College and University Revenue
(Milton Academy) 2.29% (Insured; MBIA
and Liquidity Facility; Bank of America)	1,500,000	a	1,500,000
Health Care Facilities Revenue (Orchard Cove Inc.)
2.26% (LOC; Bank of America)	2,200,000	a	2,200,000
Massachusetts Water Resource Authority, Water Revenue:
VRDN (Multi-Modal):
2.20% (LOC; Landesbank Hessen Thuringen
Girozentrale)	3,300,000	a	3,300,000
Refunding:
2.23% (Insured; FGIC and Liquidity Facility;
Bayeriche Landesbank)	4,200,000	a	4,200,000
2.23% (Insured; FGIC and Liquidity
Facility; Dexia Credit Locale)	5,550,000	a	5,550,000
Needham, GO Notes, BAN 2.50%, 6/15/2005	5,900,000		5,905,988
Newburyport, GO Notes, BAN 3%, 5/2/2005	5,000,000		5,003,100
North Andover, GO Notes, BAN 3%, 7/6/2005	1,000,000		1,003,360
North Southboro Regional School Distict
GO Notes, BAN 3%, 10/27/2005	3,500,000		3,523,007
Waltham, GO Notes, BAN 3.25%, 11/15/2005	3,000,000		3,019,853

Total Investments (cost $146,466,360)	99.7%		146,466,360

Cash and Receivables (Net)	0.3%		440,192

Net Assets	100.0%		146,906,552

Summary of Abbreviations

BAN	Bond Anticipation Notes		LOC	Letter of Credit
CP	Commercial Paper		MBIA	Municipal Bond Investors Assurance
EDR	Economic Development Revenue			Insurance Corporation
FGIC	Financial Guaranty Insurance Company		MFHR	Multi-Family Housing Revenue
FNMA	Federal National Mortgage Association		SWDR	Solid Waste Disposal Revenue
FSA	Financial Security Assurance		VRDN	Variable Rate Demand Notes
GO	General Obligation

Summary of Combined Ratings

Fitch	or	Moody's	or	Standard & Poor's	Value (%)*

F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	96.2
AAA, AA, A b		Aaa, Aa, A b		AAA, AA, A b	2.9
Not Rated c		Not Rated c		Not Rated c	0.9

100.0

* Based on total investments.
a Securities payable on demand. Variable interest rate-subject to periodic change.
b Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
c Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the
Manager to be of comparable quality to those rated securities in which the fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus Basic New York Municipal Money Market Fund
Statement of Investments
March 31, 2005 (Unaudited)

	Principal

Tax Exempt Investments--99.8%	Amount ($)		Value ($)

Central Islip Union Free School District, GO Notes, TAN
3%, 6/28/2005	4,000,000		4,012,903
Erie County, GO Notes, RAN
3%, 7/13/2005	3,600,000		3,614,496
Frontier Central School District of Hamburg
GO Notes, BAN 2.75%, 6/16/2005	4,500,000		4,509,668
Great Neck North Water Authority, Water System Revenue
VRDN 2.27% (Insured; FGIC and Liquidity Facility;
State Street Bank & Trust Co.)	6,800,000	a	6,800,000
Jay Street Development Corporation
LR, VRDN (Jay Street Project)
2.23% (LOC; JPMorgan Chase Bank)	5,100,000	a	5,100,000
Long Island Power Authority, Electric System Revenue
VRDN 2.25% (LOC; WestLB AG)	5,500,000	a	5,500,000
Metropolitan Transportation Authority, Revenue
VRDN 2.25% (Insured; FSA and
Liquidity Facility; Dexia Credit Locale)	4,180,000	a	4,180,000
Monroe County Airport Authority, Airport Revenue
VRDN 2.33% (Insured; MBIA and Liquidity Facility;
Merrill Lynch)	4,900,000	a	4,900,000
Monroe County Industrial Development Agency
Civic Facility Revenue, VRDN
(St. Ann's Home for the Aged Project)
2.28% (LOC; HSBC Bank USA)	11,400,000	a	11,400,000
New York City, GO Notes, VRDN:
2.23%, Series B-8 (LOC; Bayerische Landesbank)	5,505,000	a	5,505,000
2.23%, Series F-5 (LOC; Bayerische Landesbank)	5,385,000	a	5,385,000
2.25%, Series A-4 (LOC; Bayerische Landesbank)	2,000,000	a	2,000,000
2.25%, Series A-4 (LOC; WestLB AG)	5,350,000	a	5,350,000
2.25%, Series H-1 (LOC; Bank of New York)	14,500,000	a	14,500,000
2.26%, Series A-7 (Insured; AMBAC and Liquidity
Facility; Bank of Nova Scotia)	910,000	a	910,000
2.28%, Series E-4 (LOC; State Street Bank & Trust Co.)	8,700,000	a	8,700,000
2.29%, Series E-2 (LOC; JPMorgan Chase Bank)	3,060,000	a	3,060,000
2.31%, Series A-5 (LOC; HSBC Bank USA)	10,000,000	a	10,000,000
New York City Housing Development Corporation, VRDN:
Mortgage Revenue
(Residential East 17th Street) 2.27% (LOC: Commerce
Bank and Rabobank Nederland)	15,100,000	a	15,100,000
Multi-Family Rental Housing Revenue:
(Monterey) 2.23% (Insured; FNMA)	10,000,000	a	10,000,000
(West 89th Street Development)
2.26% (LOC; FNMA)	14,000,000	a	14,000,000
New York City Municipal Water Finance Authority
Water and Sewer System Revenue, VRDN:
2.24% (Insured; FGIC and Liquidity Facility; FGIC)	6,700,000	a	6,700,000
2.25% (Insured; FGIC and Liquidity Facility; FGIC)	3,200,000	a	3,200,000
2.29% (Liquidity Facility; Bayerische
Landesbank)	5,700,000	a	5,700,000
2.29% (Liquidity Facility; Dexia Credit Locale)	1,900,000	a	1,900,000
New York City Transitional Finance Authority, Revenue
VRDN 2.23% (Liquidity Facility; Landesbank Hessen-
Thuringen Girozentrale)	14,000,000	a	14,000,000
New York State, GO Notes:
1.58%, 8/4/2005 (LOC; Dexia Credit Locale)	6,500,000		6,500,000
1.75%, 8/4/2005 (LOC; WestLB AG)	5,500,000		5,500,000
New York State Dormitory Authority
Revenue, VRDN:
(Cornell University)
2.24% (Liquidity Facility; JPMorgan Chase Bank)	8,780,000	a	8,780,000
(New York Foundling Charitable Corp.)
2.28% (LOC; Allied Irish Bank)	14,215,000	a	14,215,000

New York State Energy Research and Development
Authority, Revenue, VRDN
(Consolidated Edison Company)
2.31% (LOC; Citibank N.A.)	9,700,000	a	9,700,000
New York State Housing Finance Agency, Revenue
VRDN:
(Historic Front Street)
2.30% (LOC; Bank of New York)	5,000,000	a	5,000,000
(Normandie Court I Project)
2.22% (LOC; Landesbank Hessen-Thuringen
Girozentrale)	10,850,000	a	10,850,000
New York State Local Government Assistance
Corporation, VRDN:
Revenue
2.20% (LOC; Societe Generale)	16,600,000	a	16,600,000
Sales Tax Revenue
2.22% (LOC: Bayerische Landesbank and
WestLB AG)	14,000,000	a	14,000,000
New York State Thruway Authority, Revenue, BAN
2.25%, 10/6/2005	12,000,000		12,002,898
Orange County Industrial Development Agency
Civic Facility Revenue, VRDN
(Horton Medical Center Project)
2.10% (Insured; FSA and Liquidity Facility;
Bank of America)	9,400,000	a	9,400,000
Putnam County, GO Notes, TAN
3.25%, 12/14/2005	6,900,000		6,953,942
Rensselaer County Industrial Development Agency
Civic Facility Revenue, VRDN
(Polytech Institute Project) 2.27%	3,300,000	a	3,300,000
Triborough Bridge and Tunnel Authority, Revenue
VRDN 2.27% (Insured; AMBAC and Liquidity
Facility; State Street Bank and Trust Co.)	3,500,000	a	3,500,000
Troy Industrial Development Authority
Civic Facility Revenue, VRDN
(Rensselaer Polytech Institute) 2.27%	6,750,000	a	6,750,000

Total Investments (cost $309,078,907)	99.8%		309,078,907

Cash and Receivables (Net)	0.2%		586,000

Net Assets	100.0%		309,664,907

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance	LOC	Letter of Credit
	Corporation	LR	Lease Revenue
BAN	Bond Anticipation Notes	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Company		Insurance Corporation
FNMA	Federal National Mortgage Association	RAN	Revenue Anticipation Notes
FSA	Financial Security Assurance	TAN	Tax Anticipation Notes
GO	General Obligation	VRDN	Variable Rate Demand Notes

Summary of Combined Ratings

Fitch	or	Moody's	or	Standard & Poor's	Value % *

F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	96.3
AAA, AA, A b		Aaa, Aa, A b		AAA, AA, A b	0.0
Not Rated c		Not Rated c		Not Rated c	3.7

					100.0

* Based on total investments.
a Securities payable on demand. Variable interest rate - subject to periodic change.
b Notes which are not F, MIG, or SP rated are represented by bond ratings of the issuers.
c Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Tax Free Municipal Funds

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	May 20, 2005

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	May 20, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)